Select Global Series 97-3
                                            Select Global 30 Portfolio 97-3
                                                         File No. 333-20279
                                       Investment Company Act. No. 811-3676


                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                           POST-EFFECTIVE AMENDMENT NO. 1
                                     TO FORM S-6

               For Registration Under the Securities Act of 1933 of Securi-ties of Unit Investment Trusts Registered on Form N-8B-2

               A.   Exact name of Trust:

               DEAN WITTER SELECT EQUITY TRUST
               SELECT GLOBAL SERIES 97-3
               SELECT GLOBAL 30 PORTFOLIO 97-3

               B.   Name of Depositor:

                    DEAN WITTER REYNOLDS INC.





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               C.   Complete address of Depositor's principal executive
                    office:

                    DEAN WITTER REYNOLDS INC.
                    Two World Trade Center
                    New York, New York  10048

               D.   Name and complete address of agent for service:

                    Mr. Michael D. Browne
                    Dean Witter Reynolds Inc.
                    Unit Trust Department
                    Two World Trade Center, 59th Floor
                    New York, New York  10048

               Copy to:

               Kenneth W. Orce, Esq.
               Cahill Gordon & Reindel
               80 Pine Street
               New York, New York  10005

              ___________________
               This post-effective amendment is filed for the purpose of filing the Exhibits included as part of this Post-effective amendment No. 1 to the Registration Statement.





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              /x/ Check box if it is proposed that this filing should
              become effective immediately upon filing pursuant to paragraph (b) of Rule 485.






                          DEAN WITTER SELECT EQUITY TRUST,
                              SELECT GLOBAL SERIES 97-3
                           SELECT GLOBAL 30 PORTFOLIO 97-3

                                Cross Reference Sheet

                       Pursuant to Rule 404(c) of Regulation C
                          under the Securities Act of 1933

                    (Form N-8B-2 Items required by Instruction 1
                            as to Prospectus on Form S-6)

          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


               I.  ORGANIZATIONAL AND GENERAL INFORMATION

           1.  (a)  Name of Trust                ) Front Cover
               (b)  Title of securities issued   )

           2.  Name and address of Depositor     ) Table of Contents

           3.  Name and address of Trustee       ) Table of Contents

           4.  Name and address of principal     ) Table of Contents
               Underwriter                       )

           5.  Organization of Trust             ) Introduction

           6.  Execution and termination of In-  ) Introduction; Amend-
               denture                           ) ment and Termination
                                                 ) of the Indenture

           7.  Changes of name                   ) Included in Form
                                                 ) N-8B-2

           8.  Fiscal Year                       ) Included in Form
                                                 ) N-8B-2

           9.  Litigation                        ) *


               II.  GENERAL DESCRIPTION OF THE TRUST
                    AND SECURITIES OF THE TRUST

          10.  General Information regarding     )
               Trust's Securities and Rights of  )
               Holders                           )





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


               (a)  Type of Securities           ) Rights of Unit Hold-
                    (Registered or Bearer)       ) ers

               (b)  Type of Securities           ) Administration of the
                    (Cumulative or Distribu-     ) Trust-Distribution
                    tive)                        )

               (c)  Rights of Holders as to      ) Redemption; Public
                    withdrawal or redemption     ) Offering of Units-
                                                 ) Secondary Market

               (d)  Rights of Holders as to      ) Public Offering of
                    conversion, transfer, par-   ) Units - Secondary
                    tial redemption and similar  ) Market; Exchange Op-
                    matters                      ) tion; Redemption;
                                                 ) Rights of Unit Hold-
                                                 ) ers -) Certificates

               (e)  Lapses or defaults with re-  ) *
                    spect to periodic payment    )
                    plan certificates            )

               (f)  Voting rights as to Securi-  ) Rights of Unit Holder
                    ties under the Indenture     ) - Certain Limita-
                                                 ) tions; Amendment and
                                                 ) Termination of the
                                                 ) Indenture

               (g)  Notice to Holders as to      )
                    change in                    )

                    (1)  Composition of assets   ) Administration of the
                         of Trust                ) Trust - Reports to
                                                 ) Unit Holders; The
                                                 ) Trust - Summary De-
                                                 ) scription of the
                                                 ) Portfolios

                    (2)  Terms and Conditions    ) Amendment and Termi-
                         of Trust's Securities   ) nation of the Inden-
                                                 ) ture

                    (3)  Provisions of Inden-    ) Amendment and Termi-
                         ture                    ) nation of the Inden-
                                                 ) ture





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


                    (4)  Identity of Depositor   ) Sponsor; Trustee
                         and Trustee             )

               (h)  Security Holders Consent     )
                    required to change           )

                    (1)  Composition of assets   ) Amendment and Termi-
                         of Trust                ) nation of the Inden-
                                                 ) ture

                    (2)  Terms and conditions    ) Amendment and Termi-
                         of Trust's Securities   ) nation of the Inden-
                                                 ) ture

                    (3)  Provisions of Inden-    ) Amendment and Termi-
                         ture                    ) nation of the Inden-
                                                 ) ture

                    (4)  Identity of Depositor   ) *
                         and Trustee             )

                    (h)  Security Holders Con-   )
                         sent required to        )
                         change
                    (1)  Composition of assets   ) Amendment and Termi-
                         of Trust                ) nation of the Inden-
                                                 ) ture

                    (2)  Terms and conditions    ) Amendment and Termi-
                         of Trust's Securities   ) nation of the Inden-
                                                 ) ture

                    (3)  Provisions of Inden-    ) Amendment and Termi-
                         ture                    ) nation of the Inden-
                                                 ) ture

                    (4)  Identity of Deposition  ) *
                         and Trustee             )

                    (i)  Other principal fea-    ) Cover of Prospectus;
                         tures of the Trust's    ) Tax Status
                         Securities





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


          11.  Type of securities comprising     ) The Trust - Summary
               units                             ) Description of the
                                                 ) Portfolios; Objec-
                                                 ) tives and Securities
                                                 ) Selection; The Trust
                                                 ) - Special Considera-
                                                 ) tions

          12.  Type of securities comprising     ) *
               periodic payment certificates     )

          13.  (a)  Load, fees, expenses, etc.   ) Summary of Essential
                                                 ) Information; Public
                                                 ) Offering of Units -
                                                 ) Public Offering
                                                 ) Price; - Profit of
                                                 ) Sponsor; - Volume
                                                 ) Discount; Expenses
                                                 ) and Charges

               (b)  Certain information regard-  ) *
                    ing periodic payment cer-    )
                    tificates                    )

               (c)  Certain percentages          ) Summary of Essential
                                                 ) Information; Public
                                                 ) Offering of Units -
                                                 ) Public Offering
                                                 ) Price; - Profit of
                                                 ) Sponsor; - Volume
                                                 ) Discount

               (d)  Price differentials          ) Public Offering of
                                                 ) Units - Public Offer-
                                                 ) ing Price

               (e)  Certain other loads, fees,   ) Rights of Unit Hold-
                    expenses, etc. payable by    ) ers - Certificates
                    holders                      )

               (f)  Certain profits receivable   ) Redemption - Purchase
                    by depositor, principal un-  ) by the Sponsors of
                    derwriters, trustee or af-   ) Units Tendered for
                    filiated persons             ) Redemption





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


               (g)  Ratio of annual charges to   ) *
                    income                       )

          14.  Issuance of trust's securities    ) Introduction; Rights
                                                 ) of Unit Holders -
                                                 ) Certificates

          15.  Receipt and handling of payments  ) Public Offering of
               from purchasers                     Units - Profit of
                                                   Sponsor

          16.  Acquisition and disposition of    ) Introduction; Amend-
               underlying securities             ) ment and Termination
                                                 ) of the Indenture; Ob-
                                                 ) jectives and Securi-
                                                 ) ties Selection; The
                                                 ) Trust - Summary De-
                                                 ) scription of the
                                                 ) Portfolio; Sponsor -
                                                 ) Responsibility

          17.  Withdrawal or redemption          ) Redemption; Public
                                                 ) Offering of Units -
                                                 ) Secondary Market

          18.  (a)  Receipt and disposition of   ) Administration of the
                    income                       ) Trust; Reinvestment
                                                 ) Programs

               (b)  Reinvestment of distribu-    ) Reinvestment Programs
                    tions                        )

               (c)  Reserves or special fund     ) Administration of the
                                                 ) Trust - Distribution

               (d)  Schedule of distribution     ) *

          19.  Records, accounts and report      ) Administration of the
                                                 ) Trust-Records and Ac-
                                                 ) counts; - Reports to
                                                 ) Unit Holders





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


          20.  Certain miscellaneous provisions  ) Amendment and Termi-
               of trust agreement                ) nation of the Inden-
                                                 ) ture; Sponsor - Limi-
                                                 ) tation on Liability -
                                                 ) Resignation; Trustee
                                                 ) - Limitation on Li-
                                                 ) ability - Resignation

          21.  Loans to security holders         ) *

          22.  Limitations on liability of de-   ) Sponsor, Trustee;
               positor, trustee, custodian,      ) Evaluator - Limita-
               etc.                              ) tion on Liability

          23.  Bonding arrangements              ) Included in Form N-
                                                 ) 8B-2

          24.  Other material provisions of      ) *
               trust agreement                   )


               III.  ORGANIZATION PERSONNEL AND
                     AFFILIATED PERSONS OF DEPOSITOR

          25.  Organization of Depositor         ) Sponsor

          26.  Fees received by Depositor        ) Expenses and Charges
                                                 ) - Fees; Public Offer-
                                                 ) ing of Units - Profit
                                                 ) of Sponsor

          27.  Business of Depositor             ) Sponsor and Included
                                                 ) in Form N-8B-2

          28.  Certain information as to offi-   ) Included in Form
               cials and affiliated persons of   ) N-8B-2
               Depositor                         )

          29.  Voting securities of Depositor    ) Included in Form
                                                 ) N-8B-2

          30.  Persons controlling Depositor     ) *

          31.  Compensation of Officers and Di-  ) *
               rector of Depositor               )





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


          32.  Compensation of Directors of De-  ) *
               positor                           )

          33.  Compensation of employees of De-  ) *
               positor                           )

          34.  Remuneration of other persons     ) *
               for certain services rendered     )


               IV.  DISTRIBUTION AND REDEMPTION OF SECURITIES

          35.  Distribution of trust's securi-   ) Public Offering of
               ties by states                    ) Units - Public Dis-
                                                 ) tribution

          36.  Suspension of sales of trust's    ) *
               securities                        )

          37.  Revocation of authority to dis-   ) *
               tribute                           )

          38.  (a)  Method of distribution       ) Public Offering of
               (b)  Underwriting agreements      ) Units
               (c)  Selling agreements           )

          39.  (a)  Organization of principal    ) Sponsor
                    underwriter                  )
               (b)  N.A.S.D. membership of       )
                    principal underwriter        )

          40.  Certain fees received by          ) Public Offering of
               principal underwriter             ) Units - Profit of
                                                 ) Sponsor

          41.  (a)  Business of principal un-    ) Sponsor
                    derwriter                    )
               (b)  Branch offices of principal  ) *
                    underwriter                  )
               (c)  Salesman of principal un-    ) *
                    derwriter                    )

          42.  Ownership of trust's securities   ) *
                    by certain persons           )





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


          43.  Certain brokerage commissions     ) *
                    received by principal un-    )
                    derwriter                    )

          44.  (a)  Method of valuation          ) Public Offering of
                                                 ) Units
               (b)  Schedule as to offering      ) *
                    price                        )
               (c)  Variation in offering price  ) Public Offering of
                    to certain persons           ) Units - Volume Dis-
                                                 ) count; Exchange Op-
                                                 ) tion

          45.  Suspension of redemption rights   ) *

          46.  (a)  Redemption valuation         ) Public Offering of
                                                 ) Units  -Secondary
                                                 ) Market; Redemption
               (b)  Schedule as to redemption    ) *
                    price                        )

          47.  Maintenance of position in un-    ) See items 10(d), 44
                    derlying securities          ) and 46


               V. INFORMATION CONCERNING THE
                  TRUSTEE OR CUSTODIAN

          48.  Organization and regulation of    ) Trustee
               Trustee                           )

          49.  Fees and expenses of Trustee      ) Expenses and Charges

          50.  Trustee's lien                    ) Expenses and Charges


               VI.  INFORMATION CONCERNING INSURANCE OF
                    HOLDERS OF SECURITIES

          51.  (a)  Name and address of Insur-   ) *
                    ance Company                 )
               (b)  Type of policies             ) *
               (c)  Type of risks insured and    ) *
                    excluded                     )
               (d)  Coverage of policies         ) *
               (e)  Beneficiaries of policies    ) *





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


               (f)  Terms and manner of cancel-  ) *
                    lation                       )
               (g)  Method of determining pre-   ) *
                    miums                        )
               (h)  Amount of aggregate premi-   ) *
                    ums paid                     )
               (i)  Persons receiving any part   ) *
                    of premiums                  )
               (j)  Other material provisions    ) *
                    of the Trust relating to     )
                    insurance                    )


               VII.  POLICY OF REGISTRANT

          52.  (a)  Method of selecting and      ) Introduction Objec-
                    eliminating securities from  ) tives and Securities
                    the Trust                    ) Selection; The Trust
                                                 ) - Summary Description
                                                 ) of the Portfolio
                                                 ) Sponsor - Responsi-
                                                 ) bility

               (b)  Elimination of securities    ) *
                    from the Trust               )

               (c)  Substitution and elimina-    ) Introduction Objec-
                    tion of securities from the  ) tives and Securities
                    Trust                        ) Selection; Sponsor -
                                                 ) Responsibility;

               (d)  Description of any funda-    )
                    mental policy of the Trust   )

          53.  Taxable status of the Trust       ) Cover of Prospectus;
                                                 ) Tax Status


               VIII.  FINANCIAL AND STATISTICAL INFORMATION

          54.  Information regarding the         ) *
               Trust's past ten fiscal years     )





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          Form N-8B-2                              Form S-6
          Item Number                              Heading in Prospectus


          55.  Certain information regarding     ) *
               periodic payment plan certifi-    )
               cates                             )

          56.  Certain information regarding     ) *
               periodic payment plan certifi-    )
               cates                             )

          57.  Certain information regarding     ) *
               periodic payment plan certifi-    )
               cates                             )

          58.  Certain information regarding     ) *
               periodic payment plan certifi-    )
               cates                             )

          59.  Financial statements              ) Statement of Finan-
               (Instruction 1(c) to Form S-6     ) cial Condition





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                         CONTENTS OF REGISTRATION STATEMENT

               This registration statement comprises the following docu-ments:

               The facing sheet.

               The Cross Reference Sheet.

               The signatures.

               Consents of counsel; all other consents were previously filed.

               The following exhibits:

                    23.  1a.  Opinion and Consent of Slaughter and May,
                              special UK counsel.

                         1b. Opinion and Consent of Slaughter and May, special HK counsel.





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                                        SIGNATURES
                    Pursuant to the requirements of the Securities Act of
               1933, the registrant, Dean Witter Select Equity Trust, Se-lect Global Series 97-3, Select Global 30 Portfolio 97-3 , certifies that it meets all of the requirements for effec-tiveness of this Registration Statement pursuant to Rule 485
               (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 2nd day of May, 1997.

                         DEAN WITTER SELECT MUNICIPAL TRUST,
                             SELECT GLOBAL SERIES 97-3,
                           SELECT GLOBAL 30 PORTFOLIO 97-3
                                    (Registrant)

                           By:  DEAN WITTER REYNOLDS INC.
                                     (Depositor)

                                   Michael Bronwe
                                   Michael Browne
                                Authorized Signatory





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                    Pursuant to the requirements of the Securities Act of
               1933, this Post-Effective Amendment No. 1 to the Registra-tion Statement has been signed on behalf of Dean Witter Rey-nolds Inc., the Depositor, by the following persons in the following capacities and by the following persons who con-stitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 2nd day of May, 1997.

          Name                             Office


          Philip J. Purcell                Chairman and Chief  )
                                           Executive Officer   )
                                           and Director        )
          Richard M. DeMartini             Director
          Robert J. Dwyer                  Director
          Christine A. Edwards             Director
          Charles A. Fiumefreddo           Director
          James F. Higgins                 Director
          Mitchell M. Merin                Director
          Stephen R. Miller                Director
          Richard F. Powers III            Director
          Thomas C. Schneider              Director
          William B. Smith                 Director

                                        By:  Michael Bronwe
                                             Michael Browne
                                Attorney-in-facta







          a Executed copies of the Powers of Attorney of the Board Mem-bers listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Se-lect Equity, Select 10- Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 In-dustrial Portfolio 96-4, File No. 333-10499 and the Regis-tration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389





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